MATERIAL ACCOUNTING POLICIES - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025 € / SFr $ / SFr	Dec. 31, 2024 $ / SFr € / SFr	Dec. 31, 2023 € / SFr $ / SFr
Euro
Interest Rate and Interest Differential Analysis [Line Items]
Spot rates | € / SFr	1.0739	1.0645	1.077
Average rates | € / SFr	1.0677	1.0502	1.0295
US Dollar
Interest Rate and Interest Differential Analysis [Line Items]
Spot rates | $ / SFr	1.2603	1.1016	1.1916
Average rates | $ / SFr	1.207	1.1362	1.1135